Cover	Jun. 24, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 24, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-43368
Entity Registrant Name	CARTESIAN GROWTH CORPORATION IV
Entity Central Index Key	0002126043
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	505 Fifth Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	461-6363
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CGCFU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CGCF
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary
Trading Symbol	CGCFW
Security Exchange Name	NASDAQ